Portfolio of investments—July 31, 2022 (unaudited)

	Shares	Value
Common stocks: 96.68%
Australia: 6.67%
Ansell Limited (Health care, Health care equipment & supplies)	196,109	$ 3,600,493
Inghams Group Limited (Consumer staples, Food products)	550,033	1,140,391
Orora Limited (Materials, Containers & packaging)	414,449	1,037,424
		5,778,308
Austria: 1.03%
Mayr-Melnhof Karton AG (Materials, Containers & packaging)	5,604	895,392
Belgium: 3.44%
Azelis Group NV (Industrials, Trading companies & distributors)	36,097	788,033
Barco NV (Information technology, Electronic equipment, instruments & components)	83,566	2,189,542
		2,977,575
Canada: 6.78%
ATS Automation Tooling Systems (Industrials, Machinery) †	34,600	1,095,646
Canadian Western Bank (Financials, Banks)	67,300	1,359,612
Peairiesky Royalty Limited (Energy, Oil, gas & consumable fuels)	125,500	1,841,510
Primo Water Corporation (Consumer staples, Beverages)	119,225	1,573,466
		5,870,234
France: 5.15%
Alten SA (Information technology, IT services)	28,195	3,818,731
M6 Métropole Télévision SA (Communication services, Media)	48,970	645,056
		4,463,787
Germany: 5.86%
Cancom SE (Information technology, IT services)	31,674	1,082,770
Gerresheimer AG (Health care, Life sciences tools & services) «	19,021	1,142,504
Krones AG (Industrials, Machinery)	16,139	1,406,193
TAG Immobilien AG (Real estate, Real estate management & development)	130,780	1,448,292
		5,079,759
Ireland: 0.91%
Irish Residential Properties REIT plc (Real estate, Equity REITs)	568,355	786,521
Italy: 6.40%
Azimut Holding SpA (Financials, Capital markets)	36,175	632,814
Buzzi Unicem SpA (Materials, Construction materials)	60,343	1,103,257
De'Longhi SpA (Consumer discretionary, Household durables)	44,673	849,663
GVS SpA (Industrials, Machinery) †	186,372	1,810,856
Interpump Group SpA (Industrials, Machinery)	26,753	1,143,364
		5,539,954
Japan: 24.51%
Aeon Delight Company Limited (Industrials, Commercial services & supplies)	97,900	2,118,826
Daiseki Company Limited (Industrials, Commercial services & supplies)	53,460	1,589,205
DTS Corporation (Information technology, IT services)	94,400	2,398,020
Ezaki Glico Company Limited (Consumer staples, Food products)	21,300	622,339
Fuji Seal International Incorporated (Materials, Containers & packaging)	80,700	935,106
Horiba Limited (Information technology, Electronic equipment, instruments & components)	26,800	1,321,001
Kamigumi Company Limited (Industrials, Transportation infrastructure)	66,200	1,346,138
See accompanying notes to portfolio of investments

Allspring Special International Small Cap Fund  |  1

Portfolio of investments—July 31, 2022 (unaudited)

	Shares	Value
Japan: (continued)
Meitec Corporation (Industrials, Professional services)	132,600	$ 2,499,714
Nihon Parkerizing Company Limited (Materials, Chemicals)	99,900	719,776
Orix JREIT Incorporated (Real estate, Equity REITs)	1,811	2,598,180
PHC Holdings Corporation (Health care, Health care equipment & supplies)	46,000	564,245
San-A Company Limited (Consumer staples, Food & staples retailing)	44,100	1,385,543
Sohgo Security Services Company Limited (Industrials, Commercial services & supplies)	29,800	835,113
Sumitomo Warehouse Company Limited (Industrials, Transportation infrastructure)	76,300	1,204,163
Taikisha Limited (Industrials, Construction & engineering)	44,100	1,091,575
		21,228,944
Luxembourg: 0.80%
Novem Group SA (Financials, Diversified financial services) †	8,926	73,832
Stabilus SA (Industrials, Machinery)	10,980	618,811
		692,643
Netherlands: 2.21%
MYT Netherlands Parent BV ADR (Consumer discretionary, Specialty retail) †«	64,356	848,856
TKH Group NV (Industrials, Electrical equipment)	25,936	1,064,697
		1,913,553
Norway: 1.41%
Atea ASA (Information technology, IT services)	67,482	823,972
Elopak ASA (Materials, Containers & packaging)	118,431	224,813
Sparebank 1 SR-Bank ASA (Financials, Banks)	13,513	173,265
		1,222,050
Spain: 4.89%
Vidrala SA (Materials, Containers & packaging)	15,597	1,038,904
Viscofan SA (Consumer staples, Food products)	54,965	3,201,075
		4,239,979
Sweden: 3.91%
Hexpol AB (Materials, Chemicals)	106,541	1,111,229
Loomis AB (Industrials, Commercial services & supplies)	80,713	2,275,967
		3,387,196
Switzerland: 3.95%
Arbonia AG (Industrials, Building products)	73,300	1,042,421
Bossard Holding AG (Industrials, Trading companies & distributors)	3,874	863,451
Bucher Industries AG (Industrials, Machinery)	2,361	906,475
Montana Aeroaspace AG (Industrials, Aerospace & defense) 144A†	30,713	611,849
		3,424,196
United Kingdom: 18.76%
Britvic plc (Consumer staples, Beverages)	225,665	2,364,781
Domino's Pizza Group plc (Consumer discretionary, Hotels, restaurants & leisure)	345,194	1,202,996
Elementis plc (Materials, Chemicals) †	634,003	844,267
Lancashire Holdings Limited (Financials, Insurance)	168,218	916,394
Micro Focus International plc (Information technology, Software)	166,458	579,876
Morgan Advanced Materials plc (Industrials, Machinery)	170,062	659,618
See accompanying notes to portfolio of investments

2  |  Allspring Special International Small Cap Fund

Portfolio of investments—July 31, 2022 (unaudited)

	Shares	Value
United Kingdom: (continued)
Nomad Foods Limited (Consumer staples, Food products) †	99,364	$ 1,832,272
S4 Capital plc (Communication services, Media) †	430,624	665,943
Spectris plc (Information technology, Electronic equipment, instruments & components)	100,255	3,813,263
SSP Group plc (Consumer discretionary, Hotels, restaurants & leisure) †	281,820	876,381
Tate & Lyle plc (Consumer staples, Food products)	204,787	2,006,168
THG Holding plc (Consumer discretionary, Internet & direct marketing retail) †	583,770	486,772
		16,248,731
Total Common stocks (Cost $102,988,516)		83,748,822

		Yield
Short-term investments: 4.87%
Investment companies: 4.87%
Allspring Government Money Market Fund Select Class ♠∞		1.76%	2,798,829	2,798,829
Securities Lending Cash Investments LLC ♠∩∞		2.04	1,422,299	1,422,299
Total Short-term investments (Cost $4,221,128)				4,221,128
Total investments in securities (Cost $107,209,644)	101.55%			87,969,950
Other assets and liabilities, net	(1.55)			(1,339,052)
Total net assets	100.00%			$86,630,898

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$150,606	$48,727,812	$(46,079,589)	$0	$0	$2,798,829	2,798,829	$7,580
Securities Lending Cash Investments LLC	335,175	17,751,741	(16,664,617)	0	0	1,422,299	1,422,299	10,880#
				$0	$0	$4,221,128		$18,460

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

Allspring Special International Small Cap Fund  |  3

Notes to portfolio of investments—July 31, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management").
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On July 31, 2022, such fair value pricing was used in pricing certain foreign securities.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Allspring Funds Management and is subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to

4  |  Allspring Special International Small Cap Fund

Notes to portfolio of investments—July 31, 2022 (unaudited)

Allspring Investments for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Australia	$0	$5,778,308	$0	$5,778,308
Austria	0	895,392	0	895,392
Belgium	788,033	2,189,542	0	2,977,575
Canada	5,870,234	0	0	5,870,234
France	0	4,463,787	0	4,463,787
Germany	0	5,079,759	0	5,079,759
Ireland	786,521	0	0	786,521
Italy	0	5,539,954	0	5,539,954
Japan	0	21,228,944	0	21,228,944
Luxembourg	0	692,643	0	692,643
Netherlands	848,856	1,064,697	0	1,913,553
Norway	0	1,222,050	0	1,222,050
Spain	0	4,239,979	0	4,239,979
Sweden	0	3,387,196	0	3,387,196
Switzerland	0	3,424,196	0	3,424,196
United Kingdom	4,856,671	11,392,060	0	16,248,731
Short-term investments
Investment companies	4,221,128	0	0	4,221,128
Total assets	$17,371,443	$70,598,507	$0	$87,969,950
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.

Allspring Special International Small Cap Fund  |  5

Notes to portfolio of investments—July 31, 2022 (unaudited)

For the nine months ended July 31, 2022, the Fund did not have any transfers into/out of Level 3.

6  |  Allspring Special International Small Cap Fund